CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Beginning balances at Dec. 31, 2010	$ 9,829	$ 59,344	$ 0	$ (49,515)
Beginning balances (in Shares) at Dec. 31, 2010		11,785,826
Purchase of treasury stock	0
Net income (loss)	654	0	0	654
Ending balances at Dec. 31, 2011	10,483	59,344	0	(48,861)
Ending balances (in Shares) at Dec. 31, 2011	11,785,826	11,785,826
Stock based compensation	2	2	0	0
Stock based compensation (in Shares)		22,000
Purchase of treasury stock	74	0	(74)	0
Purchase of treasury stock (in Shares)			(123,839)
Net income (loss)	4,176	0	0	4,176
Ending balances at Dec. 31, 2012	$ 14,587	$ 59,346	$ (74)	$ (44,685)
Ending balances (in Shares) at Dec. 31, 2012	11,683,987	11,683,987